Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition [Abstract]
Schedule of disaggregated by geographical region
	Year ended December 31,
	2021	2020	2019
	(U.S. $ in thousands)
Americas
Systems	$124,311	$98,884	$127,198
Consumables	121,245	106,857	129,921
Service	142,767	137,736	158,743
Total Americas	388,323	343,477	415,862

EMEA
Systems	42,077	29,584	39,810
Consumables	61,192	48,521	58,883
Service	27,027	23,479	26,274
Total EMEA	130,296	101,584	124,967

Asia Pacific
Systems	33,110	22,266	36,000
Consumables	35,623	33,670	38,934
Service	19,867	19,820	20,317
Total Asia Pacific	88,600	75,756	95,251

Total Revenues	$607,219	$520,817	$636,080

Schedule of disaggregation of revenues

	Year ended December 31,
	2021	2020	2019
Revenues recognized in point in time from:
Products	$417,557	$339,782	$430,746
Services	46,049	40,405	43,885
Total revenues recognized in point in time	463,606	380,187	474,631

Revenues recognized over time from:
Services	143,613	140,630	161,449
Total revenues recognized over time	143,613	140,630	161,449

Total Revenues	$607,219	$520,817	$636,080

Schedule of changes in deferred revenue
	December 31,
	2021	2020
	U.S. $ in thousands
Deferred revenue*	$72,307	$63,392